SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Allowance for doubtful accounts at beginning of period			$ (1,843)
Allowance for doubtful accounts at end of period			(1,722)	$ (1,843)
Successors [Member]
Multiemployer Plan [Line Items]
Allowance for doubtful accounts at beginning of period			(1,843)	(693)
Add: additional allowance for the year		(693)	(261)	(1,771)
Less: bad debt expense			382	621
Allowance for doubtful accounts at end of period		(693)	$ (1,722)	$ (1,843)
Predecessors [Member] | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Allowance for doubtful accounts at beginning of period	(4,106)	$ (4,106)
Add: additional allowance for the year
Less: bad debt expense
Allowance for doubtful accounts at end of period	$ (4,106)